WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Warrants Tables [Abstract]
Schedule of Warrant Activity

The following summarizes the warrant activity for the three months ended March 31, 2013:

	Number of Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Intrinsic value
Outstanding at December 31, 2012	342,000	$0.01
Grants	5,022,500	0.75
Outstanding at March 31, 2013	5,364,500	$0.70	1.6	$215,055
Exerciseable at March 31, 2013	5,364,500	$0.70	1.6	$215,055

The following summarizes the warrant activity for the year ended December 31, 2012:

	Number of Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Intrinsic value
Outstanding at December 31, 2011	—	$—	—	$—
Grants	342,000	$0.01
Outstanding at December 31, 2012	342,000	0.01	4.6	$246,240
Exerciseable at December 31, 2012	342,000	$0.01	4.6	$246,240

Schedule of Fair Value Assumptions

The grant-date fair value of the warrants, and thus the debt discount, was valued using the Black-Scholes pricing model with the assumptions below.

Black-Scholes Pricing Model Assumptions
Exercise price	$0.01 - $0.75
Stock price	$0.60 - $1.94
Volatility	153.81% - 196%
Risk-free interest rate	0.20% - 0.88%
Expected Term	1.5 - 5 years

The grant-date fair value of the warrants, and thus the debt discount, was valued using the Black-Scholes pricing model with the following assumptions:

Exercise price	$0.01
Stock price	$0.00 - $0.72
Volatility	127.5% - 159.8%
Risk-free interest rate	0.26% - 0.34%
Expected Term	2.5 years